Revenue and Segment Information (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting Information [Line Items]
Less: cost of sales	$ (4,047)	$ (2,545)
Segment gross profit	1,627	1,599
Personnel expenses	29,573	13,590
Professional fees	15,052	7,740
Other segment expenses	17,373	6,623
Segment operating loss	(60,371)	(26,354)
Foreign exchange transaction (loss) gain	(135)	70
Change in fair value of share liability	(121)	(132)
Change in fair value of convertible notes payable	(123,719)	(6,875)
Change in fair value of investments	580
Interest income (expense), net	6,463	979
Other income	6	0
Loss before income tax expense	(177,297)	(32,312)
Product Revenue [Member]
Segment Reporting Information [Line Items]
Sales from external customers/Collaboration revenue	5,674	3,944
Collaboration Revenue [Member]
Segment Reporting Information [Line Items]
Sales from external customers/Collaboration revenue		200
Specialist isotopes and related services [Member]
Segment Reporting Information [Line Items]
Less: cost of sales	(4,047)	(2,545)
Segment gross profit	1,627	1,399
Personnel expenses	20,515	12,393
Professional fees	8,680	6,108
Other segment expenses	12,867	4,795
Segment operating loss	(40,435)	(21,897)
Foreign exchange transaction (loss) gain	(132)	0
Change in fair value of share liability	(121)	0
Change in fair value of convertible notes payable	1,500	0
Change in fair value of investments	580
Interest income (expense), net	5,430	528
Other income	6
Loss before income tax expense	(33,172)	(21,369)
Specialist isotopes and related services [Member] | Product Revenue [Member]
Segment Reporting Information [Line Items]
Sales from external customers/Collaboration revenue	5,674	3,944
Specialist isotopes and related services [Member] | Collaboration Revenue [Member]
Segment Reporting Information [Line Items]
Sales from external customers/Collaboration revenue		0
Nuclear fuels [Member]
Segment Reporting Information [Line Items]
Less: cost of sales	0	0
Segment gross profit	0	200
Personnel expenses	9,058	1,197
Professional fees	6,372	1,632
Other segment expenses	4,506	1,828
Segment operating loss	(19,936)	(4,457)
Foreign exchange transaction (loss) gain	(3)	0
Change in fair value of share liability	0	0
Change in fair value of convertible notes payable	(125,219)	(6,875)
Change in fair value of investments	0
Interest income (expense), net	1,033	451
Other income	0
Loss before income tax expense	(144,125)	(10,881)
Nuclear fuels [Member] | Product Revenue [Member]
Segment Reporting Information [Line Items]
Sales from external customers/Collaboration revenue	$ 0	0
Nuclear fuels [Member] | Collaboration Revenue [Member]
Segment Reporting Information [Line Items]
Sales from external customers/Collaboration revenue		200
Corporate [Member]
Segment Reporting Information [Line Items]
Less: cost of sales		0
Segment gross profit		0
Personnel expenses		0
Professional fees		0
Other segment expenses		0
Segment operating loss		0
Foreign exchange transaction (loss) gain		70
Change in fair value of share liability		(132)
Change in fair value of convertible notes payable		0
Interest income (expense), net		0
Loss before income tax expense		(62)
Corporate [Member] | Product Revenue [Member]
Segment Reporting Information [Line Items]
Sales from external customers/Collaboration revenue		0
Corporate [Member] | Collaboration Revenue [Member]
Segment Reporting Information [Line Items]
Sales from external customers/Collaboration revenue		$ 0